OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 36.8%
	FIXED INCOME - 36.8%
118,300	Franklin Dynamic Municipal Bond ETF	$ 2,890,661
1,186,900	Invesco National AMT-Free Municipal Bond ETF(a)	28,022,709
1,309,800	SPDR Nuveen Bloomberg High Yield Municipal Bond	33,504,684
649,000	VanEck High Yield Muni ETF(a)	33,689,590
63,700	VanEck Short High Yield Muni ETF	1,431,976
126,600	Vanguard Tax-Exempt Bond Index ETF(a)	6,346,458
	TOTAL EXCHANGE-TRADED FUNDS (Cost $102,467,057)	105,886,078

	OPEN END FUNDS — 62.7%
	FIXED INCOME - 62.7%
567,324	Allspring California Tax-Free Fund, Institutional Class	6,013,633
2,005	American Century High-Yield Municipal Fund, Class I	17,766
3	BlackRock High Yield Municipal Fund, Institutional Class	32
8,934	BlackRock National Municipal Fund, Institutional Class	89,787
2,663,013	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	27,988,267
3,715	City National Rochdale Municipal High Income Fund, Service Class	34,509
2,402	Easterly RocMuni High Income Municipal Bond Fund, Class I	16,743
2,127,166	JPMorgan National Municipal Income Fund, Class I	21,101,487
510,427	JPMorgan Tax Free Bond Fund, Class I	5,487,093
4,447	Northern Intermediate Tax-Exempt Fund, Class I	43,400
4,349	Nuveen All-American Municipal Bond Fund, Class I	44,104
1,107	Nuveen California High Yield Municipal Bond Fund, Class I	8,800
2,218	Nuveen California Municipal Bond Fund, Class I	22,338
12,688	Nuveen High Yield Municipal Bond Fund, Class I	187,656
3,256,698	Nuveen Intermediate Duration Municipal Bond Fund, Class I	28,658,945
806	Nuveen Limited Term Municipal Bond Fund, Class I	8,708
11,337	Nuveen Short Duration High Yield Municipal Bond, Class I	109,512
902,758	PGIM Muni High Income Fund, Class Z	8,522,038
7,388,644	PIMCO High Yield Municipal Bond Fund, Institutional Class	62,581,817
975	Putnam Strategic Intermediate Municipal Fund, Class Y	13,624

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 62.7% (Continued)
	FIXED INCOME - 62.7% (Continued)
1,963,997	Russell Tax Exempt High Yield Bond Fund, Class S	$ 19,325,730
	TOTAL OPEN END FUNDS (Cost $175,248,033)	180,275,989

	SHORT-TERM INVESTMENTS — 10.7%
	COLLATERAL FOR SECURITIES LOANED - 10.2%
29,234,020	First American Government Obligations Fund, Class X, 4.41%(b)(c) (Cost $29,234,020)	29,234,020

	MONEY MARKET FUNDS - 0.5%
644,894	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.59%(c) (d)	644,958
717,545	First American Government Obligations Fund, Class X, 4.41%(c)	717,545
	TOTAL MONEY MARKET FUNDS (Cost $1,362,503)	1,362,503

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,30,596,523)	30,596,523

	TOTAL INVESTMENTS - 110.2% (Cost $308,311,613)	$ 316,758,590
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%	(29,362,623)
	NET ASSETS - 100.0%	$ 287,395,967

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $28,546,154, as of December 31, 2024.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $29,234,020 at December 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(d)	Floating Net Asset Value